UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus MLP Fund
August 31, 2015 (Unaudited)

Common Stocks--15.3%	Shares		Value ($)
Energy--8.5%
Kinder Morgan	42,040		1,362,516
Plains GP Holdings, Cl. A	28,644		561,136
			1,923,652
Real Estate--5.8%
InfraREIT	46,231	a	1,302,790
Utilities--1.0%
NiSource	13,250		222,468
Total Common Stocks
(cost $4,229,067)			3,448,910

Master Limited Partnerships--67.3%
Energy--65.6%
Buckeye Partners LP	11,295	b	795,394
Cheniere Energy Partners LP	46,887	b	1,394,419
Columbia Pipeline Partners LP	31,002	b	614,770
Cone Midstream Partners LP	88,775	b	1,014,698
Energy Transfer Equity LP	46,928	b	1,316,330
Enterprise Products Partners LP	42,453		1,193,354
MPLX LP	14,178		703,512
NuStar Energy LP	5,521		288,086
NuStar GP Holdings LLC	27,876		925,483
Plains All American Pipeline LP	8,137		293,420
Southcross Energy Partners LP	42,624		319,680
Tallgrass Energy GP LP	67,122		1,919,689
Tallgrass Energy Partners LP	28,095		1,328,332
Valero Energy Partners LP	37,886		1,963,631
Western Gas Equity Partners LP	12,418		659,396
Western Gas Partners LP	1,337		78,656
			14,808,850
Materials--1.7%
Westlake Chemical Partners LP	20,082		392,202
Total Master Limited Partnerships
(cost $17,136,079)			15,201,052
	Number of
Warrants--2.6%	Warrants		Value ($)
Energy
Kinder Morgan (5/25/17)
(cost $1,649,945)	435,935	[c]	579,794

Other Investment--16.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,726,414)	3,726,414	[d]	3,726,414
Total Investments (cost $26,741,505)	101.7%		22,956,170

Liabilities, Less Cash and Receivables		(1.7%)	(383,205)
Net Assets		100.0%	22,572,965

ETF--Exchange-Traded Fund
LLC--Limited Liability Company
LP--Limited Partnership

a	Investment in real estate investment trust.
b	Held by a broker as collateral for open short positions.
c	Non-income producing security.
d	Investment in affiliated money market mutual fund.

At August 31, 2015, net unrealized depreciation on investments was $3,689,792 of which $231,194 related to appreciated invest securities and $3,920,986 related to depreciated investment securities. At August 31, 2015, the cost of investments for federal in tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited)		Value (%)
Energy		76.7
Money Market Investment		16.5
Real Estate		5.8
Materials		1.7
Utilities		1.0
		101.7
Based on net assets.

STATEMENT OF SECURITIES SOLD SHORT
Dreyfus MLP Fund
August 31, 2015 (Unaudited)

Common Stocks--11.6%	Shares	Value ($)
Exchange-Traded Funds--11.6%
iShares 20+ Year Treasury Bond ETF	14,228	1,727,564
iShares U.S. Real Estate ETF	7,182	506,187
SPDR Barclays High Yield Bond ETF	10,347	382,943

Total Securities Sold Short (proceeds $2,712,237)		2,616,694

ETF--Exchange-Traded Funds

Portfolio Summary (Unaudited)		Value (%)
Exchange-Traded Funds		11.6

Based on net assets.

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	3,448,910	-	-	3,448,910
Limited Partnership Interests+	15,201,052	-	-	15,201,052
Mutual Funds	3,726,414	-	-	3,726,414
Warrants+	579,794	-	-	579,794
Liabilities ($)
Securities Sold Short:
Exchange-Traded Funds	(2,616,694)	-	-	(2,616,694)
+ See Statement of Investments for additional detailed categorizations.
++ See Statement of Securities Sold Short for additional detailed classifications.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
August 31, 2015 (Unaudited)

Common Stocks--97.2%	Shares		Value ($)
Automobiles & Components--1.5%
American Axle & Manufacturing
Holdings	18,800	a	379,760
Dana Holding	57,430		1,007,322
Gentherm	32,800	a	1,495,352
Horizon Global	12,808	a	133,972
Modine Manufacturing	178,630	a	1,586,234
Motorcar Parts of America	51,700	a	1,648,713
Superior Industries International	98,320		1,877,912
Thor Industries	22,227		1,213,150
Winnebago Industries	128,830	b	2,638,439
			11,980,854
Banks--14.0%
Atlantic Coast Financial	159,290	a,b	844,237
Banc of California	34,890		432,287
Bancorp	113,300	a	831,622
Bank of Hawaii	44,680	b	2,772,841
BankUnited	126,675		4,514,697
BBCN Bancorp	95,891		1,395,214
BofI Holding	6,600	a,b	764,544
Boston Private Financial Holdings	136,755		1,627,385
Brookline Bancorp	29,340		309,537
Bryn Mawr Bank	50,990		1,513,383
Cathay General Bancorp	16,435		486,969
CenterState Banks	78,865		1,089,914
City Holding	35,350	b	1,683,367
Columbia Banking System	201,107		6,095,553
Commerce Bancshares	28,565	b	1,279,998
Community Bank System	44,345	b	1,581,343
Customers Bancorp	76,890	a	1,884,574
CVB Financial	115,180		1,871,675
Dime Community Bancshares	105,100		1,789,853
Eagle Bancorp	72,266	a	3,028,668
East West Bancorp	36,669		1,481,794
Essent Group	16,280	a	436,141
F.N.B.	30,265		380,128
First Financial Bancorp	107,540		1,983,038
First Merchants	31,112		809,534
First Niagara Financial Group	484,120		4,478,110
FirstMerit	111,499		2,002,522
Great Southern Bancorp	28,790		1,159,373
Hancock Holding	49,092		1,378,503
Heritage Financial	49,428		875,864
Huntington Bancshares	203,580		2,221,058
IBERIABANK	109,018		6,639,196
Independent Bank	131,540		5,957,447

Investors Bancorp	117,313		1,381,947
Lakeland Financial	46,360		1,904,932
MB Financial	167,432		5,515,210
Nationstar Mortgage Holdings	48,600	a,b	812,592
NMI Holdings, Cl. A	112,920	a	939,494
PacWest Bancorp	101,526		4,329,069
Popular	48,200	a	1,415,152
Radian Group	92,300		1,659,554
Renasant	34,815		1,091,102
Signature Bank	10,120	a	1,350,919
South State	54,012		4,059,002
Southside Bancshares	64,197		1,671,690
Square 1 Financial, Cl. A	17,450	a	439,915
Sterling Bancorp	61,785		866,843
Stock Yards Bancorp	21,110		743,916
TCF Financial	88,850		1,378,952
Texas Capital Bancshares	47,770	a	2,572,892
TriCo Bancshares	56,440		1,339,886
TrustCo Bank	232,233		1,374,819
Trustmark	26,700		614,901
Umpqua Holdings	74,150		1,239,046
Union Bankshares	42,741		1,008,688
United Financial Bancorp	64,690		811,859
Westamerica Bancorporation	10,300	b	464,942
Wilshire Bancorp	182,840		1,952,731
WSFS Financial	59,970		1,650,974
			108,191,396
Capital Goods--10.9%
AAON	56,560		1,169,661
Actuant, Cl. A	23,766		509,543
Aerojet Rocketdyne Holdings	59,800	a	1,230,086
Aerovironment	31,050	a	746,752
Albany International, Cl. A	23,090		736,571
Allied Motion Technologies	18,348		348,979
Allison Transmission Holdings	43,510		1,244,386
American Woodmark	7,000	a	463,960
Beacon Roofing Supply	18,170	a	658,662
Briggs & Stratton	62,670		1,252,147
Carlisle	13,650		1,374,555
Chicago Bridge & Iron Co.	25,840	b	1,144,195
Columbus McKinnon	70,170		1,333,932
DigitalGlobe	67,000	a	1,545,020
EMCOR Group	29,900		1,378,091
EnerSys	93,825	b	5,016,823
Franklin Electric	25,778		755,038
FreightCar America	101,570		2,188,834
Generac Holdings	21,100	a,b	652,412
Gibraltar Industries	27,341	a	448,119
Global Brass & Copper Holdings	33,585		659,609
Graco	23,950		1,652,310
Granite Construction	19,625		677,062
Great Lakes Dredge and Dock	179,460	a	996,003

H&E Equipment Services	66,330		1,373,694
Harsco	140,830		1,627,995
Hexcel	122,217		5,898,193
Hillenbrand	165,640		4,465,654
Houston Wire & Cable	42,060		321,338
Hyster-Yale Materials Handling	7,630		463,599
ITT	24,630		921,408
KBR	101,340		1,767,370
KEYW Holding	155,530	a,b	1,306,452
LSI Industries	14,830		140,737
Lydall	32,321	a	877,838
Manitowoc	80,250	b	1,370,670
Meritor	71,210	a	900,806
Mueller Water Products, Cl. A	391,850		3,507,058
National Presto Industries	7,125	b	584,606
Orion Marine Group	74,138	a	532,311
Owens Corning	38,200		1,691,878
Ply Gem Holdings	167,880	a	2,283,168
Quanex Building Products	26,895		482,765
RBC Bearings	20,600	a	1,274,316
Regal Beloit	78,447		5,230,062
Spirit AeroSystems Holdings, Cl. A	48,510	a	2,479,346
Standex International	16,295		1,303,926
Sun Hydraulics	22,500		725,850
Teledyne Technologies	15,075	a	1,475,993
The Greenbrier Companies	32,170		1,341,489
Toro	7,585		540,811
TriMas	127,740	a	2,329,978
Trinity Industries	43,000		1,160,570
Triumph Group	24,242	b	1,197,312
Tutor Perini	179,340	a	3,174,318
Twin Disc	30,580		427,814
Valmont Industries	6,800	b	722,772
Woodward	49,698		2,266,229
			84,351,076
Commercial & Professional Services--7.2%
ABM Industries	172,123		5,509,657
Acacia Research	67,550	b	643,076
ACCO Brands	116,005	a	881,638
Brady, Cl. A	19,625		430,965
CBIZ	116,941	a	1,140,175
CDI	50,286		514,426
CEB	24,900		1,783,338
Civeo	143,555		279,932
Clean Harbors	29,800	a	1,463,776
Covanta Holding	195,040		3,861,792
Deluxe	33,570		1,947,396
G&K Services, Cl. A	11,035		746,076
Huron Consulting Group	68,740	a	4,976,089
Kelly Services, Cl. A	42,160		609,212
Korn/Ferry International	30,578		1,041,792
Matthews International, Cl. A	109,965		5,584,023

McGrath RentCorp	106,490		2,731,468
MSA Safety	101,036		4,595,117
Multi-Color	28,990		1,910,151
Pitney Bowes	79,232		1,569,586
R.R. Donnelley & Sons	88,980	b	1,396,986
Steelcase, Cl. A	480,639		8,473,665
Tetra Tech	59,362		1,542,225
UniFirst	16,390		1,776,840
US Ecology	8,855		442,396
			55,851,797
Consumer Durables & Apparel--2.0%
Columbia Sportswear	3,790		232,592
Crocs	50,770	a	747,842
CSS Industries	33,540		888,139
G-III Apparel Group	5,395	a	374,035
Helen of Troy	4,385	a	373,339
Iconix Brand Group	32,968	a	457,925
iRobot	12,100	a,b	354,530
M/I Homes	130,860	a	3,268,883
Nautilus	22,345	a	341,432
Skullcandy	178,100	a	1,250,262
Standard Pacific	40,890	a	345,521
Steven Madden	27,900	a	1,139,994
TRI Pointe Group	93,020	a	1,291,118
UCP, Cl. A	89,895	a	732,644
Unifi	70,260	a	2,039,648
Vera Bradley	82,300	a,b	890,486
Wolverine World Wide	25,550		688,573
			15,416,963
Consumer Services--2.5%
American Public Education	55,570	a	1,218,650
Bloomin' Brands	52,930		1,095,652
Bob Evans Farms	19,990		903,348
Capella Education	35,310		1,721,362
Cheesecake Factory	37,650		2,043,266
Darden Restaurants	4,360		296,524
Del Taco Restaurants	55,970	a,b	710,259
DeVry Education Group	46,470		1,215,655
Houghton Mifflin Harcourt	50,200	a	1,133,516
Interval Leisure Group	84,850		1,702,091
Jamba	85,900	a,b	1,187,138
LifeLock	155,300	a,b	1,312,285
Marriott Vacations Worldwide	5,475		388,780
Ruth's Hospitality Group	50,284		808,567
SeaWorld Entertainment	171,530	b	3,053,234
Steiner Leisure	14,900	a	948,683
			19,739,010
Diversified Financials--5.0%
Ares Capital	143,459		2,262,348
Artisan Partners Asset Management,
Cl. A	32,100		1,311,927
Cowen Group, Cl. A	312,600	a	1,653,654

Encore Capital Group	231,232	a,b	9,394,956
Evercore Partners, Cl. A	109,773		5,749,910
Fifth Street Finance	83,723		547,548
First Cash Financial Services	47,900	a	1,976,833
FNFV Group	193,130	a	2,794,591
Gain Capital Holdings	112,559		929,737
Green Dot, Cl. A	82,800	a	1,464,732
Janus Capital Group	57,794	b	859,975
New Mountain Finance	54,338	b	804,202
Piper Jaffray	6,915	a	289,462
Stifel Financial	138,787	a	6,467,475
Virtus Investment Partners	963		110,803
Voya Financial	18,170		782,764
Waddell & Reed Financial, Cl. A	29,191		1,140,492
Westwood Holdings	9,780		542,888
			39,084,297
Energy--2.9%
Aegean Marine Petroleum Network	99,600		842,616
Atwood Oceanics	40,365	b	771,375
Clayton Williams Energy	9,085	a,b	462,245
Core Laboratories	8,600	b	994,848
Delek US Holdings	33,900		1,042,764
Dorian LPG	25,075	a	330,488
Dril-Quip	3,310	a	228,191
Era Group	98,090	a	1,657,721
GulfMark Offshore, Cl. A	20,468	b	184,826
Helix Energy Solutions Group	78,300	a,b	544,185
ION Geophysical	187,870	a	97,692
Laredo Petroleum	164,376	a,b	1,674,991
McDermott International	78,220	a,b	397,358
Newpark Resources	131,900	a	966,827
Oasis Petroleum	8,600	a	95,976
Oil States International	113,898	a	3,231,286
PBF Energy	44,600		1,334,432
PDC Energy	23,510	a	1,320,792
RSP Permian	75,733	a,b	1,813,048
Stone Energy	80,877	a	458,573
TETRA Technologies	144,690	a	1,112,666
Tidewater	40,831	b	732,100
Triangle Petroleum	96,098	a,b	388,236
Ultra Petroleum	143,760	a,b	1,224,835
Whiting Petroleum	16,355	a	316,142
			22,224,213
Exchange-Traded Funds--.6%
iShares Russell 2000 ETF	40,439	b	4,657,764
Food & Staples Retailing--.4%
Andersons	37,550		1,328,519
Fresh Market	15,400	a	331,562
SpartanNash	25,672		726,518
Village Super Market, Cl. A	16,900		469,651
			2,856,250
Food, Beverage & Tobacco--1.4%

Calavo Growers	5,820		339,015
Lancaster Colony	47,063		4,462,984
National Beverage	53,300	a	1,408,186
Pinnacle Foods	19,335		866,981
Sanderson Farms	8,475	b	585,114
Snyder's-Lance	37,100		1,252,867
TreeHouse Foods	22,865	a,b	1,814,795
			10,729,942
Health Care Equipment & Services--3.8%
Accuray	130,690	a,b	900,454
Addus HomeCare	37,510	a	1,078,037
Air Methods	90,067	a,b	3,373,009
Allscripts Healthcare Solutions	189,315	a	2,606,867
Amsurg	3,880	a	304,270
Anika Therapeutics	77,892	a	2,758,156
CorVel	14,960	a	449,249
Cynosure, Cl. A	43,300	a	1,370,012
Derma Sciences	153,065	a	892,369
Globus Medical, Cl. A	13,070	a	319,169
HealthSouth	37,000		1,579,900
Hill-Rom Holdings	9,274		490,038
IPC Healthcare	1,856	a	147,366
Kindred Healthcare	213,483		4,286,739
Merit Medical Systems	25,801	a	586,973
Molina Healthcare	46,270	a	3,451,279
Natus Medical	9,035	a	367,544
NuVasive	9,360	a	493,459
Patterson	27,650		1,267,200
PharMerica	11,370	a	372,026
Providence Service	34,200	a	1,533,186
STERIS	2,440		156,282
Team Health Holdings	4,555	a	267,561
WellCare Health Plans	5,465	a	495,512
			29,546,657
Household & Personal Products--.4%
Elizabeth Arden	41,660	a,b	459,510
HRG Group	55,605	a	716,192
Nu Skin Enterprises, Cl. A	24,809	b	1,133,275
WD-40	13,550		1,134,677
			3,443,654
Insurance--4.8%
American Equity Investment Life
Holding	102,830		2,494,656
American Financial Group	20,230		1,397,084
Assurant	19,120		1,421,572
Endurance Specialty Holdings	21,700		1,383,375
Federated National Holding
Company, Cl. C	55,400		1,213,814
First American Financial	153,895		5,980,360
FNF Group	13,445		489,532
Greenlight Capital Re, Cl. A	44,300	a	1,129,650
HCC Insurance Holdings	7,098		548,462

Horace Mann Educators	128,240		4,260,133
Infinity Property & Casualty	15,200		1,174,656
Maiden Holdings	109,400	b	1,567,702
Navigators Group	23,790	a	1,809,230
Primerica	101,040		4,293,190
RLI	22,000		1,146,420
Stewart Information Services	77,943		3,019,512
Symetra Financial	45,690		1,437,864
The Hanover Insurance Group	15,438		1,218,059
Validus Holdings	29,101		1,288,592
			37,273,863
Materials--5.9%
American Vanguard	151,290		2,021,234
AptarGroup	20,090		1,353,262
Avery Dennison	52,960		3,075,917
Century Aluminum Company	37,070	a,b	207,592
Chemtura	57,740	a	1,570,528
Clearwater Paper	9,879	a	553,817
Cliffs Natural Resources	741,680	b	2,944,470
Crown Holdings	51,210	a	2,538,480
Cytec Industries	78,568		5,829,746
Ferro	203,080	a	2,497,884
FutureFuel	72,200		727,776
Glatfelter	70,600		1,275,036
Greif, Cl. A	27,976		819,137
Haynes International	13,810		527,818
Intrepid Potash	165,510	a	1,309,184
Kaiser Aluminum	45,932		3,838,996
Koppers Holdings	63,498		1,320,758
Kraton Performance Polymers	34,160	a	721,118
Materion	51,720		1,601,251
Mercer International	66,975		766,864
Nevsun Resources	235,350		708,403
Olympic Steel	35,545		460,308
PolyOne	202,252		6,567,122
Rayonier Advanced Materials	189,000		1,288,980
Resolute Forest Products	49,300	a,b	497,437
Sonoco Products	25,784		1,013,827
			46,036,945
Media--1.6%
Cinemark Holdings	38,800		1,379,340
Crown Media Holdings, Cl. A	56,900	a	304,415
E.W. Scripps, Cl. A	72,800		1,275,456
Manchester United, Cl. A	59,240	a,b	1,052,695
Media General	71,173	a	836,283
Meredith	104,939	b	4,955,220
New Media Investment Group	87,141		1,300,144
World Wrestling Entertainment, Cl.
A	61,500	b	1,233,690
			12,337,243
Pharmaceuticals, Biotech & Life Sciences--2.7%
ACADIA Pharmaceuticals	3,120	a	114,286

Affymetrix	100,770	a	940,184
Albany Molecular Research	22,500	a	448,650
Amarin, ADR	292,800	a,b	647,088
BioDelivery Sciences International	100,680	a,b	679,590
Cambrex	46,160	a	2,206,910
Cempra	3,795	a	130,548
Charles River Laboratories
International	98,516	a	6,786,768
Conatus Pharmaceuticals	37,795	a,b	148,534
Concert Pharmaceuticals	122,838	a,b	1,913,816
Depomed	5,475	a	147,442
Flamel Technologies, ADR	132,654	a	2,938,286
Fluidigm	21,800	a	265,742
Genocea Biosciences	11,545	a	134,268
Lannett Company	30,576	a,b	1,466,119
MacroGenics	6,325	a	166,664
PAREXEL International	7,840	a	515,245
POZEN	64,985	a,b	567,319
PTC Therapeutics	2,275	a	86,882
Relypsa	4,135	a	94,940
ZS Pharma	2,275	a	116,389
			20,515,670
Real Estate--3.7%
Alexander & Baldwin	7,170		242,561
AV Homes	64,235	a	908,283
Chatham Lodging Trust	52,100	c	1,195,695
Communications Sales & Leasing	36,600		735,660
Corporate Office Properties Trust	188,503	c	3,964,218
DiamondRock Hospitality	33,385	c	392,608
Equity Commonwealth	34,800	a,c	894,012
FelCor Lodging Trust	136,400	c	1,100,748
First Potomac Realty Trust	68,001	c	714,690
Hersha Hospitality Trust	79,597	c	1,945,351
Highwoods Properties	6,410	c	243,195
iStar	163,198	a,c	2,035,079
LaSalle Hotel Properties	76,742	c	2,414,303
Lexington Realty Trust	142,100	c	1,146,747
Medical Properties Trust	113,887	c	1,329,061
New Senior Investment Group	253,258		2,884,610
Newcastle Investment	225,550	c	1,105,195
Outfront Media	50,865	c	1,151,075
Parkway Properties	116,533	c	1,845,883
Ramco-Gershenson Properties Trust	39,942	c	619,101
RE/MAX Holdings, Cl. A	18,500		678,580
Sovran Self Storage	5,400	c	484,542
Sun Communities	3,705	c	241,603
Sunstone Hotel Investors	30,280	c	418,772
			28,691,572
Retailing--4.5%
Asbury Automotive Group	6,410	a	516,454
Ascena Retail Group	309,320	a	3,733,492
Big Lots	75,850	b	3,640,041

DSW, Cl. A	73,853		2,192,695
Express	76,264	a	1,555,786
Genesco	19,457	a	1,165,280
GNC Holdings, Cl. A	27,970		1,308,996
Haverty Furniture	53,470		1,235,692
Lithia Motors, Cl. A	41,478		4,421,555
Lumber Liquidators Holdings	35,131	a,b	530,829
Men's Wearhouse	65,184		3,679,637
New York & Co.	61,280	a	161,166
Office Depot	108,888	a	863,482
Outerwall	30,788	b	1,896,541
Pier 1 Imports	163,230	b	1,661,681
Rent-A-Center	33,790		908,613
Select Comfort	60,459	a	1,472,177
Shutterfly	31,500	a	1,224,090
Sonic Automotive, Cl. A	61,346		1,319,552
The Children's Place	17,600		1,054,592
Zumiez	23,028	a	536,783
			35,079,134
Semiconductors & Semiconductor Equipment--3.1%
Amkor Technology	150,280	a	811,512
Applied Micro Circuits	94,130	a	550,660
Axcelis Technologies	643,630	a	2,098,234
Brooks Automation	41,430		430,043
Cabot Microelectronics	42,260	a	1,833,239
CEVA	31,530	a	606,952
ChipMOS Technologies	41,700		775,203
Cypress Semiconductor	90,565	a	905,650
Entegris	34,225	a	469,909
FormFactor	113,150	a,b	752,447
Intersil, Cl. A	15,510		163,475
MA-COM Technology Solutions
Holdings	33,200	a,b	979,732
Mellanox Technologies	25,090	a	1,014,640
Microsemi	149,883	a	4,760,284
MKS Instruments	8,175		275,498
Rambus	172,880	a	2,321,778
Rudolph Technologies	33,000	a	421,080
Silicon Laboratories	8,175	a	355,449
Teradyne	79,495		1,434,090
Ultratech	98,890	a	1,700,908
Veeco Instruments	37,300	a	860,511
Xcerra	93,257	a	583,789
			24,105,083
Software & Services--6.2%
ACI Worldwide	7,080	a	151,016
Acxiom	107,500	a	2,253,200
American Software, Cl. A	67,700		620,132
AVG Technologies	61,500	a	1,422,495
Bankrate	78,330	a,b	772,334
Blackbaud	3,625		207,133
Booz Allen Hamilton Holdings	195,200		5,211,840

Cadence Design Systems	68,610	a,b	1,373,572
Cass Information Systems	28,618		1,379,388
Computer Services	14,993		614,713
Comverse	120,458	a	2,269,429
Convergys	130,200		2,942,520
CoreLogic	65,030	a	2,467,888
Covisint	184,100	a	497,070
DST Systems	22,110		2,264,506
Epiq Systems	61,600		783,552
Fair Isaac	5,230		447,531
FalconStor Software	535,622	a	921,270
Gigamon	16,900	a	384,982
Heartland Payment Systems	17,150		1,021,797
Jack Henry & Associates	26,200		1,780,552
Lionbridge Technologies	171,200	a	912,496
MAXIMUS	6,915		418,703
Mentor Graphics	14,555		376,101
MoneyGram International	87,060	a	760,904
Monotype Imaging Holdings	30,550		647,049
NeuStar, Cl. A	149,300	a,b	4,172,935
Nuance Communications	117,650	a	1,937,695
Rovi	112,590	a,b	1,246,371
SeaChange International	110,520	a	667,541
Silver Spring Networks	86,200	a	999,920
SS&C Technologies Holdings	4,135		280,105
Syntel	36,780	a	1,634,871
Unwired Planet	707,544	a	544,809
VeriFone Systems	29,960	a	935,950
Verint Systems	49,478	a	2,638,669
			47,961,039
Technology Hardware & Equipment--8.0%
ADTRAN	39,730		636,475
Anixter International	92,375	a	5,880,593
ARRIS Group	77,880	a	2,057,590
Aviat Networks	509,528	a	591,052
Avid Technology	93,000	a	772,830
Avnet	29,620		1,255,888
Badger Meter	24,025	b	1,400,417
Belden	76,386		3,849,091
Black Box	36,895		568,183
Brocade Communications Systems	104,780		1,115,907
Ciena	78,530	a,b	1,755,931
Cognex	19,500		693,420
Comtech Telecommunications	62,000		1,654,160
CTS	35,736		673,624
Dolby Laboratories, Cl. A	22,210		723,158
Harmonic	122,500	a	706,825
II-VI	67,930	a	1,147,338
Infinera	78,220	a	1,706,760
Ingram Micro, Cl. A	55,367		1,498,231
InvenSense	52,600	a,b	537,046
Itron	34,730	a	1,041,900

Kimball Electronics	33,970		399,147
Knowles	72,877	a,b	1,186,438
Lexmark International, Cl. A	96,810		2,902,364
Littelfuse	52,642		4,724,620
LRAD	92,140	a,b	172,302
Lumentum Holdings	18,540		365,980
Maxwell Technologies	99,900	a,b	533,466
Mercury Systems	95,290	a	1,509,394
Methode Electronics	32,100		852,897
Neonode	179,135	a,b	524,865
OSI Systems	12,110	a	884,514
Park Electrochemical	59,960		1,055,896
Plantronics	7,618		404,973
Plexus	18,932	a	720,741
Quantum	819,444	a	958,749
Rogers	48,260	a	2,686,152
ScanSource	33,277	a	1,271,181
ShoreTel	217,200	a	1,615,968
Sonus Networks	277,106	a	1,950,826
SYNNEX	22,240		1,761,186
Viavi Solutions	92,700	a	497,799
Vishay Intertechnology	417,182		4,121,758
Vishay Precision Group	25,440	a	284,674
			61,652,309
Telecommunication Services--.4%
FairPoint Communications	64,800	a,b	1,060,128
Telephone & Data Systems	20,440		581,314
US Cellular	13,940	a	514,665
Vonage Holdings	227,600	a	1,263,180
			3,419,287
Transportation--1.2%
Air Transport Services Group	79,858	a	725,909
Allegiant Travel	1,350		274,401
Celadon Group	71,900		1,372,571
Danaos	105,701	a	622,579
Forward Air	9,100		409,682
JetBlue Airways	12,055	a	269,068
Landstar System	25,700		1,701,340
Ryder System	22,270		1,825,472
SkyWest	14,074		223,777
Spirit Airlines	5,310	a	272,138
Swift Transportation	50,160	a	977,618
Werner Enterprises	13,445		356,158
			9,030,713
Utilities--2.5%
ALLETE	141,379		6,755,089
Atlantic Power	239,800		563,530
Dynegy	69,420	a	1,787,565
MGE Energy	3,290		126,533
NorthWestern	34,600		1,786,744
Ormat Technologies	36,150	b	1,272,480
Piedmont Natural Gas	10,370		400,075

PNM Resources	32,300	827,203
Portland General Electric	130,753	4,516,208
Questar	77,100	1,488,801
		19,524,228
Total Common Stocks
(cost $714,075,738)		753,700,959
Investment of Cash Collateral for
Securities Loaned--7.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $61,012,830)	61,012,830 [d]	61,012,830
Total Investments (cost $775,088,568)	105.1%	814,713,789
Liabilities, Less Cash and Receivables	(5.1%)	(39,225,989)
Net Assets	100.0%	775,487,800

ADR--American Depository Receipts
ETF--Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At August 31, 2015, the value of the fund's securities on loan was $79,866,085 and the value of the collateral held by the fund was $81,521,002, consisting of cash collateral of $61,012,830 and U.S. Government &
Agency securities valued at $20,508,172.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At August 31, 2015, net unrealized appreciation on investments was $39,625,221 of which $104,142,560 related to appreciated investment securities and $64,517,339 related to depreciated investment securities. At August 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	14.0
Capital Goods	10.9
Technology Hardware & Equipment	8.0
Money Market Investment	7.9
Commercial & Professional Services	7.2
Software & Services	6.2
Materials	5.9
Diversified Financials	5.0
Insurance	4.8
Retailing	4.5
Health Care Equipment & Services	3.8
Real Estate	3.7
Semiconductors & Semiconductor Equipment	3.1
Energy	2.9
Pharmaceuticals, Biotech & Life Sciences	2.7
Consumer Services	2.5
Utilities	2.5
Consumer Durables & Apparel	2.0
Media	1.6
Automobiles & Components	1.5

Food, Beverage & Tobacco	1.4
Transportation	1.2
Exchange-Traded Funds	.6
Food & Staples Retailing	.4
Household & Personal Products	.4
Telecommunication Services	.4
105.1
Based on net assets.

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	737,044,796	-	-	737,044,796
Equity Securities - Foreign Common Stocks+	11,998,399	-	-	11,998,399
Exchange-Traded Funds	4,657,764	-	-	4,657,764
Mutual Funds	61,012,830	-	-	61,012,830
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
August 31, 2015 (Unaudited)

Common Stocks--97.4%	Shares		Value ($)
Capital Goods--17.8%
Boeing	99,800		13,041,864
Donaldson	371,900		11,644,189
Emerson Electric	242,700		11,581,644
Fastenal	327,400	a	12,617,996
Flowserve	263,300		11,882,729
MSC Industrial Direct, Cl. A	175,800		11,899,902
Precision Castparts	68,360		15,739,890
Toro	111,300		7,935,690
W.W. Grainger	56,800		12,691,392
			109,035,296
Consumer Durables & Apparel--3.9%
DSW, Cl. A	390,700		11,599,883
NIKE, Cl. B	110,300		12,326,025
			23,925,908
Consumer Services--3.9%
McDonald's	127,300		12,096,046
Starbucks	217,600		11,904,896
			24,000,942
Energy--7.8%
Apache	157,100		7,107,204
EOG Resources	149,620		11,716,742
Halliburton	114,300		4,497,705
Occidental Petroleum	165,500		12,083,155
Schlumberger	162,050		12,537,808
			47,942,614
Food & Staples Retailing--1.8%
Wal-Mart Stores	170,600		11,042,938
Health Care Equipment & Services--11.2%
C.R. Bard	64,550		12,509,145
Intuitive Surgical	20,200	b	10,321,190
Mettler-Toledo International	29,400	b	8,718,570
ResMed	202,600	a	10,523,044
Stryker	138,300		13,643,295
Varian Medical Systems	156,400	a,b	12,707,500
			68,422,744
Household & Personal Products--1.9%
Colgate-Palmolive	190,700		11,977,867
Materials--7.6%
Ecolab	121,000		13,205,940
FMC	220,500		9,329,355
Monsanto	118,200		11,542,230
Praxair	117,300		12,404,475
			46,482,000
Media--1.4%
Walt Disney	83,000		8,456,040
Pharmaceuticals, Biotech & Life Sciences--7.7%
Biogen	36,700	b	10,910,910
Celgene	98,100	b	11,583,648
Gilead Sciences	117,000		12,293,190
Johnson & Johnson	128,800		12,104,624
			46,892,372
Retailing--3.9%
The TJX Companies	197,100		13,860,072

Tractor Supply	120,200		10,254,262
			24,114,334
Software & Services--19.9%
Adobe Systems	169,600	b	13,325,472
Automatic Data Processing	158,400		12,247,488
Cognizant Technology Solutions,
Cl. A	212,300	b	13,362,162
Google, Cl. A	13,660	b	8,849,221
Google, Cl. C	17,006	b	10,513,960
Jack Henry & Associates	187,200		12,722,112
MasterCard, Cl. A	129,900		11,998,863
Microsoft	294,000		12,794,880
Oracle	332,800		12,343,552
Paychex	302,100		13,491,786
			121,649,496
Technology Hardware & Equipment--6.2%
Amphenol, Cl. A	231,300		12,110,868
Cisco Systems	510,100		13,201,388
QUALCOMM	8,595		486,305
TE Connectivity	200,600		11,893,574
			37,692,135
Transportation--2.4%
Expeditors International of
Washington	295,300		14,460,841
Total Common Stocks
(cost $451,579,357)			596,095,527

Other Investment--2.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $14,717,399)	14,717,399	[c]	14,717,399
Investment of Cash Collateral for
Securities Loaned--2.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $12,802,977)	12,802,977	[c]	12,802,977
Total Investments (cost $479,099,733)	101.9%		623,615,903
Liabilities, Less Cash and Receivables	(1.9%)		(11,790,185)
Net Assets	100.0%		611,825,718

a Security, or portion thereof, on loan. At August 31, 2015, the value of the fund's securities on loan was $34,514,050 and the value of the collateral held by the fund was $35,557,417, consisting of cash collateral of $12,802,977 and U.S. Government and
Agency securities valued at $22,754,440.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At August 31, 2015, net unrealized appreciation on investments was $144,516,170 of which $173,772,502 related to appreciated investment securities and $29,256,332 related to depreciated investment securities. At August 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	19
Capital Goods	17
Health Care Equipment & Services	11
Energy	7
Pharmaceuticals, Biotech & Life Sciences	7
Materials	7

Technology Hardware & Equipment	6.2
Money Market Investments	4.5
Consumer Durables & Apparel	3.9
Consumer Services	3.9
Retailing	3.9
Transportation	2.4
Household & Personal Products	1.9
Food & Staples Retailing	1.8
Media	1.4
101.9
Based on net assets.

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	596,095,527	-	-	596,095,527
Mutual Funds	27,520,376	-	-	27,520,376
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Stock Fund
August 31, 2015 (Unaudited)

Common Stocks--98.0%	Shares	Value ($)
Australia--2.0%
CSL	505,500	32,910,804
Canada--1.1%
Suncor Energy	614,900	17,415,000
China--1.9%
CNOOC	23,855,000	29,943,784
Denmark--2.2%
Novo Nordisk, Cl. B	630,565	34,861,170
France--5.1%
Essilor International	247,500	29,382,083
L'Oreal	190,200	32,417,336
LVMH Moet Hennessy Louis Vuitton	125,400	20,855,674
		82,655,093
Hong Kong--6.5%
AIA Group	5,718,200	31,499,783
China Mobile	2,617,000	31,372,491
CLP Holdings	1,301,000	10,801,612
Hong Kong & China Gas	16,476,694	31,046,883
		104,720,769
Japan--9.8%
Denso	512,700	22,867,921
FANUC	199,500	32,310,359
Honda Motor	825,400	25,968,989
Keyence	46,457	21,505,177
Komatsu	1,357,500	22,463,024
Shin-Etsu Chemical	597,200	32,747,240
		157,862,710
Singapore--1.9%
DBS Group Holdings	2,493,369	31,139,067
Spain--2.1%
Inditex	1,032,900	34,408,141
Sweden--1.9%
Hennes & Mauritz, Cl. B	802,300	31,046,730
Switzerland--9.7%
Nestle	436,700	32,084,775
Novartis	339,900	33,223,231
Roche Holding	118,200	32,065,002
SGS	7,800	13,717,960
Swatch Group-BR	42,200	16,133,377
Syngenta	82,800	28,651,103
		155,875,448
Taiwan--2.0%
Taiwan Semiconductor Manufacturing, ADR	1,627,900	32,362,652
United Kingdom--3.8%
Compass Group	578,236	9,121,434
Reckitt Benckiser Group	355,800	31,208,245
Standard Chartered	1,776,000	20,608,660

			60,938,339
United States--48.0%
Adobe Systems	396,600	a	31,160,862
Amphenol, Cl. A	405,600		21,237,216
Automatic Data Processing	405,500		31,353,260
C.R. Bard	125,200		24,262,508
Cisco Systems	1,165,100		30,152,788
Cognizant Technology Solutions, Cl. A	492,200	a	30,979,068
Colgate-Palmolive	521,800		32,774,258
EOG Resources	419,600		32,858,876
Fastenal	381,900		14,718,426
Gilead Sciences	305,200		32,067,364
Google, Cl. A	18,000	a	11,660,760
Google, Cl. C	35,497	a	21,946,020
Intuitive Surgical	67,000	a	34,233,650
Johnson & Johnson	359,400		33,776,412
MasterCard, Cl. A	365,600		33,770,472
Microsoft	715,500		31,138,560
NIKE, Cl. B	313,800		35,067,150
Oracle	855,200		31,719,368
Praxair	303,400		32,084,550
Precision Castparts	154,100		35,481,525
QUALCOMM	25,539		1,444,997
Schlumberger	418,200		32,356,134
Starbucks	588,116		32,175,826
Stryker	344,000		33,935,600
The TJX Companies	473,800		33,317,616
W.W. Grainger	148,000		33,069,120
Wal-Mart Stores	417,800		27,044,194
			775,786,580
Total Common Stocks
(cost $1,256,716,077)			1,581,926,287

Other Investment--1.8%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $29,534,708)	29,534,708	[b]	29,534,708
Total Investments (cost $1,286,250,785)	99.8%		1,611,460,995
Cash and Receivables (Net)	.2%		4,005,092
Net Assets	100.0%		1,615,466,087

ADR - American Depository Receipts
BR- Bearer Certificate

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At August 31, 2015, net unrealized appreciation on investments was $325,210,210 of which $382,794,984 related to appreciated investment securities and $57,584,774 related to depreciated investment securities. At August 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)

Information Technology	20.5
Health Care	19.9
Consumer Discretionary	16.2
Consumer Staples	9.6
Industrial	9.4
Energy	7.0
Materials	5.8
Financial	5.1
Utilities	2.6
Telecommunication Services	1.9
Money Market Investment	1.8
99.8
Based on net assets.

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	775,786,580	-	-	775,786,580
Equity Securities - Foreign Common Stocks+	32,362,652	773,777,055++	-	806,139,707
Mutual Funds	29,534,708	-	-	29,534,708
+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
International Stock Fund
August 31, 2015 (Unaudited)

Common Stocks--95.7%	Shares	Value ($)
Australia--3.9%
Cochlear	356,600	21,620,186
CSL	926,500	60,320,197
Woolworths	2,180,100	40,938,793
		122,879,176
Canada--1.8%
Suncor Energy	1,982,200	56,139,231
China--2.1%
CNOOC	53,621,000	67,307,300
Denmark--2.3%
Novo Nordisk, Cl. B	1,293,506	71,512,268
Finland--1.9%
Kone, Cl. B	1,552,000	61,301,882
France--11.6%
Air Liquide	575,000	68,543,349
Danone	989,232	61,214,641
Essilor International	507,576	60,257,132
L'Oreal	391,900	66,794,710
LVMH Moet Hennessy Louis Vuitton	368,300	61,253,146
Total	1,039,169	47,277,040
		365,340,018
Germany--4.4%
adidas	929,000	69,552,282
SAP	1,032,000	69,467,295
		139,019,577
Hong Kong--9.4%
AIA Group	12,082,000	66,555,975
China Mobile	5,173,500	62,019,711
CLP Holdings	6,249,000	51,882,608
Hang Lung Properties	25,615,000	57,824,448
Hong Kong & China Gas	32,199,340	60,672,920
		298,955,662
Japan--19.4%
Daito Trust Construction	554,500	60,552,098
Denso	1,474,600	65,771,478
FANUC	409,400	66,305,068
Honda Motor	2,043,600	64,296,373
INPEX	5,109,600	52,193,002
Keyence	140,020	64,815,957
Komatsu	2,985,900	49,408,725
Rakuten	4,503,000	64,212,358
Shin-Etsu Chemical	981,900	53,842,121
Tokio Marine Holdings	1,759,700	70,673,099
		612,070,279
Singapore--2.0%
DBS Group Holdings	2,401,226	29,988,316
Oversea-Chinese Banking	5,287,314	33,224,163
		63,212,479
Spain--2.5%
Inditex	2,385,000	79,449,527

Sweden--2.1%
Hennes & Mauritz, Cl. B	1,718,000		66,481,718
Switzerland--14.2%
Givaudan	37,900	a	65,180,011
Kuehne + Nagel International	352,000		46,847,790
Nestle	879,000		64,580,987
Novartis	730,000		71,353,219
Roche Holding	268,000		72,702,374
SGS	16,100		28,315,276
Swatch Group-BR	119,400		45,647,516
Syngenta	159,700		55,260,642
			449,887,815
Taiwan--1.9%
Taiwan Semiconductor Manufacturing, ADR	2,982,300		59,288,124
United Kingdom--16.2%
Burberry Group	2,805,000		60,355,284
Compass Group	4,360,000		68,777,195
Diageo	2,429,000		64,529,566
Experian	4,363,000		73,588,049
Intertek Group	678,100		26,325,563
Reckitt Benckiser Group	895,900		78,581,976
SABMiller	1,273,000		59,101,338
Smith & Nephew	1,926,000		34,089,314
Standard Chartered	3,975,132		46,127,333
			511,475,618
Total Common Stocks
(cost $2,835,687,077)			3,024,320,674

Other Investment--3.9%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $123,866,304)	123,866,304	[b]	123,866,304
Total Investments (cost $2,959,553,381)	99.6%		3,148,186,978
Cash and Receivables (Net)	.4%		11,316,954
Net Assets	100.0%		3,159,503,932

BR - Bearer Certificate
ADR - American Depository Receipts

a Non-income producing security.
b Investment in affiliated money market mutual fund.

At August 31, 2015, net unrealized appreciation on investments was $188,633,597 of which $433,750,988 related to appreciated investment securities and $245,117,391 related to depreciated investment securities. At August 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited)	Value (%)
Consumer Discretionary	20.4
Consumer Staples	13.8
Health Care	12.4
Financial	11.5
Industrial	11.1
Materials	7.7
Information Technology	6.1
Energy	5.6

Utilities	5.1
Money Market Investment	3.9
Telecommunication Services	2.0
99.6
Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
August 31, 2015 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
British Pound,
Expiring
9/1/2015	a 16,182,697	2,429,728	2,432,994	(3,266)

Counterparty:
a National Australia Bank

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	59,288,124	2,965,032,550 ++	-	3,024,320,674
Mutual Funds	123,866,304	-	-	123,866,304
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(3,266)	-	(3,266)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)